Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	Value Line Mid Cap Focused Fund, Inc.
Entity Central Index Key	0000102756
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2022
Document Effective Date	Apr. 29, 2022
Prospectus Date	May 01, 2022
VALUE LINE MID CAP FOCUSED FUND, INC. | VALUE LINE MID CAP FOCUSED FUND, INC.
Prospectus:
Trading Symbol	VLIFX
VALUE LINE MID CAP FOCUSED FUND, INC. | Institutional Class
Prospectus:
Trading Symbol	VLMIX